Balance Sheet Components - Schedule of Inventory, Current (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 2,758	$ 2,040
Work-in-progress	1,132	976
Finished goods	1,274	1,519
Inventory, net	$ 5,164	$ 4,535